Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 31,757	$ 21,337	$ 9,634
Unrealized gains (losses) on available-for-sale securities
Changes in unrealized gains	4,455	(1,788)	(810)
Les: reclassification adjustments for gains included in net income	(21)
Other comprehensive income (loss) before tax	4,434	(1,788)	(810)
Income tax expense related to components of other comprehensive income	(693)
Other comprehensive income (loss), net of tax	3,741	(1,788)	(810)
Comprehensive income	$ 35,498	$ 19,549	$ 8,824